Share Purchase Warrants and Stock Options (Details) - Schedule of activity of stock options - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Purchase Warrants and Stock Options (Details) - Schedule of activity of stock options [Line Items]
Number of stock options, Beginning Balance | shares	5,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 9
Number of stock options, Issued | shares
Weighted average exercise price, Issued | $ / shares
Number of stock options, Expired | shares
Weighted average exercise price, Expired | $ / shares
Number of stock options, Ending Balance | shares	5,000
Weighted average exercise price, Ending Balance | $ / shares	$ 9